Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft	Dec. 29, 2011
Acquisition of controlling interest in properties
Area of land parcel	991,604	1,493,381	12,065,591
Aggregate purchase price	$ 276,600	$ 286,200		$ 90,000
Mortgage Debt Assumed	153,527	14,699
Three Flint Hill [Member]
Acquisition of controlling interest in properties
Reporting Segment		Northern Virginia
Acquisition Date	4/1/2010	4/28/2010
Property Type		Office
Area of land parcel		173,762
Aggregate purchase price		13,653
Cedar Hill Merrill Lynch Building [Member]
Acquisition of controlling interest in properties
Reporting Segment	Northern Virginia/ Maryland
Acquisition Date	2/22/2011
Property Type	Office
Area of land parcel	240,309
Aggregate purchase price	33,795
Mortgage Debt Assumed	29,982
840 First Street, NE [Member]
Acquisition of controlling interest in properties
Reporting Segment	Washington, D.C
Acquisition Date	3/25/2011
Property Type	Office
Area of land parcel	248,576
Aggregate purchase price	97,738
Mortgage Debt Assumed	56,482
One Fair Oaks [Member]
Acquisition of controlling interest in properties
Reporting Segment	Northern Virginia
Acquisition Date	4/8/2011
Property Type	Office
Area of land parcel	214,214
Aggregate purchase price	58,036
Mortgage Debt Assumed	52,909
Greenbrier Towers [Member]
Acquisition of controlling interest in properties
Reporting Segment	Southern Virginia
Acquisition Date	7/19/2011
Property Type	Office
Area of land parcel	171,902
Aggregate purchase price	16,641
1005 First Street, NE [Member]
Acquisition of controlling interest in properties
Reporting Segment	Washington, D.C
Acquisition Date	8/4/2011
Property Type	Office
Area of land parcel	30,414
Aggregate purchase price	45,240
1200 17th Street, NW [Member]
Acquisition of controlling interest in properties
Aggregate purchase price	40,950
Hillside Center [Member]
Acquisition of controlling interest in properties
Reporting Segment	Maryland
Acquisition Date	11/18/2011
Property Type	Office
Area of land parcel	86,189
Aggregate purchase price	17,124
Mortgage Debt Assumed	14,154
500 First Street, NW [Member]
Acquisition of controlling interest in properties
Reporting Segment		Washington, D.C.
Acquisition Date	6/10/2011	6/30/2010
Property Type		Office
Area of land parcel		129,035
Aggregate purchase price		67,838
Battlefield Corporate Center [Member]
Acquisition of controlling interest in properties
Reporting Segment		Southern Virginia
Acquisition Date	10/1/2010	10/28/2010
Property Type		Office
Area of land parcel		96,720
Aggregate purchase price		8,310
Redland Corporate Center [Member]
Acquisition of controlling interest in properties
Reporting Segment		Maryland
Acquisition Date	11/1/2010	11/10/2010
Property Type		Office
Area of land parcel		347,462
Aggregate purchase price		86,358
Atlantic Corporate Park [Member]
Acquisition of controlling interest in properties
Reporting Segment		Northern Virginia
Acquisition Date	11/1/2010	11/19/2010
Property Type		Office
Area of land parcel		220,610
Aggregate purchase price		22,550
1211 Connecticut Ave, NW [Member]
Acquisition of controlling interest in properties
Reporting Segment		Washington, D.C.
Acquisition Date	12/1/2010	12/9/2010
Property Type		Office
Area of land parcel		125,119
Aggregate purchase price		49,500
440 First Street, NW [Member]
Acquisition of controlling interest in properties
Reporting Segment	Washington, D.C	Washington, D.C.
Acquisition Date	1/11/2011	12/28/2010
Property Type	Office	Office
Area of land parcel		105,000
Aggregate purchase price	8,000	15,311
7458 Candlewood Road [Member]
Acquisition of controlling interest in properties
Reporting Segment		Maryland
Acquisition Date		12/29/2010
Property Type		Industrial
Area of land parcel		295,673
Aggregate purchase price		22,641
Mortgage Debt Assumed		$ 14,699
Cloverleaf Center [Member]
Acquisition of controlling interest in properties
Acquisition Date	10/1/2009
Corporate Campus at Ashburn Center [Member]
Acquisition of controlling interest in properties
Acquisition Date	12/1/2009